Current Liabilities - Additional Information (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other liabilities [Line Items]
Loans and payable maturity description	Loans from and payables to group companies have a maturity of less than one year
Derivatives with negative values classified under other liabilities	€ 90	€ 189